Selling, general and administrative expenses (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expenses
Advertising, client acquisition and related expenses	₽ 1,967	₽ 2,369	₽ 1,294
Tax expenses, except income and payroll related taxes	687	690	407
Advisory and audit services	711	661	433
Rent of premises and related utility expenses	254	643	391
Expenses related to Tochka multi-bank platform services	538
IT related services	421	364	236
Loss/(gain) from initial recognition, net	274	143
Offering expenses	79
Other expenses	1,282	1,229	1,035
Total selling, general and administrative expenses	₽ 6,213	₽ 6,099	₽ 3,796